Schedule of Debt (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total debt	$ 49,156	$ 710,768	$ 9,203
Less: current portion of debt	24,143	538,731
Long-term debt, net	25,013	172,037
Tractor Loan [Member]
Short-term Debt [Line Items]
Total debt	49,156	49,156
PPP Loan [Member]
Short-term Debt [Line Items]
Total debt		$ 661,612